Land, Building and Equipment, Net	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Land, Building and Equipment, Net
Land, Building and Equipment, Net
Land, building and equipment, net consisted of the following (dollars in thousands):

	Useful Life (In Years)	September 30, 2015	September 30, 2014
Land	—	$2,400	$2,400
Building	30	5,456	5,456
Machinery and equipment	3-5	100,838	78,539
Computers, software and equipment	3-7	213,897	271,278
Leasehold improvements	2-10	26,689	34,867
Furniture and fixtures	5-7	15,879	20,306
Construction in progress	—	5,363	3,764
Subtotal		370,522	416,610
Less: accumulated depreciation		(184,515)	(225,199)
Land, building and equipment, net		$186,007	$191,411

At September 30, 2015 and 2014, capitalized internally developed software costs, net were $43.7 million and $49.8 million, respectively, which are included in computers, software and equipment and construction in progress.
Depreciation expense for fiscal years 2015, 2014 and 2013 was $62.4 million, $51.7 million and $39.8 million, respectively, which included amortization expense of $13.6 million, $7.9 million and $5.3 million, respectively, for internally developed software costs.